EMPLOYEE BENEFIT PLANS - Components of Net Periodic Benefit Costs (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United States | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 87	$ 86	$ 261	$ 258	$ 344	$ 337	$ 381
Interest cost	333	356	999	1,068	1,422	1,475	1,914
Expected return on plan assets	(445)	(433)	(1,335)	(1,299)	(1,731)	(2,076)	(2,168)
Amortization of initial net obligation and prior service cost					3	3	3
Amortization of net loss	243	248	729	744	989	914	1,062
Settlement and curtailment losses recognized					0	0	0
Net periodic benefit cost (credit)	218	257	654	771	1,027	653	1,192
United States | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	1	1	3	3	5	4	9
Interest cost	81	88	243	264	350	389	1,233
Amortization of initial net obligation and prior service cost					(1,519)	(1,709)	(2,295)
Amortization of net loss	(76)	(73)	(228)	(219)	1,225	1,287	1,356
Net periodic benefit cost (credit)	6	16	18	48	61	(29)	303
Foreign Plan | Defined Benefit Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	691	614	2,073	1,842	2,740	1,379	2,015
Interest cost	1,834	1,677	5,502	5,031	7,310	5,774	7,091
Expected return on plan assets	(3,466)	(2,910)	(10,398)	(8,730)	(12,412)	(9,971)	(9,591)
Amortization of initial net obligation and prior service cost					27	61	212
Amortization of net loss	554	685	1,662	2,055	2,846	1,818	2,379
Settlement and curtailment losses recognized					768	218	0
Net periodic benefit cost (credit)	(387)	66	(1,161)	198	1,279	(721)	2,106
Foreign Plan | Other Postretirement Benefits Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	8	7	24	21	28	29	38
Interest cost	26	24	78	72	98	99	128
Amortization of initial net obligation and prior service cost					(7)	(7)	(7)
Amortization of net loss	(4)	(7)	(12)	(21)	(23)	(29)	(30)
Net periodic benefit cost (credit)	$ 30	$ 24	$ 90	$ 72	$ 96	$ 92	$ 129